Income taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26% for the year ended December 31, 2016 (year ended December 31, 2015 – 26%; year months ended December 31, 2014 – 26%) as follows:

	Years ended December 31,
	2016	2015	2014
		(Adjusted, Note 8)	(Adjusted, Note 8)
Loss before income taxes	$(92,563)	$(98,423)	$(148,557)
Expected income tax recovery	(24,066)	(25,580)	(38,628)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	2,176	3,553	2,495
Other permanent differences	5,854	(76)	(446)
Withholding taxes	1,109	1,429	969
Foreign tax rate differences, foreign exchange and other adjustments	(4,561)	(138)	7,409
Non-taxable income from equity investment	925	(4,313)	(4,162)
Change in valuation allowance	32,583	21,036	25,784
Goodwill impairment	—	4,820	4,748
Change in uncertain tax position	301	—	1,252
Bargain purchase gain	(9,311)	—	—
Income tax expense (recovery)	$5,010	$731	$(579)
(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2016	December 31, 2015
Deferred income tax assets:
Net loss carry forwards	$191,685	$129,653
Intangible assets	10,319	3,792
Property, plant and equipment	11,829	7,317
Warranty liability	4,072	4,220
Foreign tax credits	5,233	—
Inventory	4,104	2,206
Research and development	4,710	3,140
Other	17,114	7,831
Total gross deferred income tax assets	249,066	158,159
Valuation allowance	(245,299)	(153,099)
Total deferred income tax assets	3,767	5,060
Deferred income tax liabilities:
Intangible assets	(4,945)	(4,566)
Property, plant and equipment	(596)	(1,177)
Other	(4,262)	(349)
Total deferred income tax liabilities	(9,803)	(6,092)
Total net deferred income tax liabilities	$(6,036)	$(1,032)
Allocated as follows:
Deferred income tax assets	3,767	2,538
Deferred income tax liabilities	(9,803)	(3,570)
Total net deferred income tax liabilities	$(6,036)	$(1,032)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).
The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Years ended December 31, 2016
Canada	$(100,143)	57	788	$845
United States	14,926	7	—	7
Italy	(4,324)	192	1,440	1,632
Other	(3,022)	1,746	780	2,526
	$(92,563)	$2,002	$3,008	$5,010
Years ended December 31, 2015 (Adjusted, note 8(a))
Canada	$(44,739)	$793	$228	$1,021
United States	(22,227)	9	—	9
Italy	(20,695)	389	(566)	(177)
Other	(10,762)	54	(176)	(122)
	$(98,423)	$1,245	$(514)	$731
Years ended December 31, 2014 (Adjusted Note 8(a))
Canada	$(86,143)	$165	$301	$466
United States	(49,577)	8	—	8
Italy	(3,834)	521	(1,463)	(942)
Other	(9,003)	(88)	(23)	(111)
	$(148,557)	$606	$(1,185)	$(579)
d)    The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2017	2018	2019	2020	2021 and later	Total
Canada	$—	$—	$—	$—	$437,967	$437,967
Italy	—	—	—	—	16,622	16,622
United States	—	—	—	—	110,403	110,403
Sweden	—	—	—	—	18,843	18,843
Other	—	972	6,023	4,632	14,144	25,771
Total	$—	$972	$6,023	$4,632	$597,979	$609,606

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2016, the total amount of the Company’s uncertain tax benefits was $2,745 (year ended December 31, 2015 - $1,230). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2013 to 2016 taxation years remain open to examination by the Internal Revenue Service and the 2011 to 2016 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.